Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”)
Neuberger Berman Equity Funds® (“Equity Funds”)
Neuberger Berman Income Funds® (“Income Funds”)

Supplement to the Class A and Class C Prospectus of each series of Alternative Funds, Equity Funds and Income Funds, each as amended and supplemented

Effective immediately, the  following change applies to the Prospectus for the Class A and Class C shares for each series of the Alternative Funds, Equity Funds, and Income Funds (each a “Fund”) and supplements and supersedes any contrary information in the Prospectus:

Appendix A is here hereby deleted in its entirety and replaced with the following:

Appendix A
Financial Intermediary-Specific Sales Charge Waivers and Discounts

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Distributor or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Distributor or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Distributor or through another intermediary to receive these waivers or discounts.

Ameriprise Financial:

The following information applies to Class A shares purchases if you have an account with or otherwise purchase Fund shares through Ameriprise Financial:

Effective June 1, 2018 shareholders purchasing Fund shares through an Ameriprise Financial platform or account will be eligible for the following front-end sales charge waivers and discounts, which may differ from those disclosed elsewhere in [a][the] Fund’s prospectus or SAI:

■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

■	Shares purchased through an Ameriprise Financial investment advisory program (if an Advisory or similar share class for such investment advisory program is not available).

■
Shares purchased by third party investment advisors on behalf of their advisory clients through Ameriprise Financial’s platform (if an Advisory or similar share class for such investment advisory program is not available).

■	Shares purchased through reinvestment of [capital gains] distributions and dividend reinvestment when purchasing shares of the same Fund (but not any other fund within the same fund family).

■
Shares exchanged i) from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date, and ii) from Class 529-C shares of the same fund in the month of or following the 7-year anniversary of the purchase date. To the extent that this prospectus elsewhere provides for a waiver with respect to such shares following a shorter holding period, that waiver will apply to exchanges following such shorter period. To the extent that this prospectus elsewhere provides for a waiver with respect to exchanges of Class C shares for load waived shares, that waiver will also apply to such exchanges.

■	Employees and registered representatives of Ameriprise Financial or its affiliates and their immediate family members.

■
Shares purchased by or through qualified accounts (including IRAs, Coverdell Education Savings Accounts, 401(k)s, 403(b) TSCAs subject to ERISA and defined benefit plans) that are held by a covered family member, defined as an Ameriprise financial advisor and/or the advisor’s spouse, advisor’s lineal ascendant (mother, father, grandmother, grandfather, great grandmother, great grandfather), advisor’s lineal descendant (son, daughter, grandson, granddaughter, great grandson, great granddaughter) or any spouse of a covered family member who is a lineal descendant.

■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e. Rights of Reinstatement).

J.P. Morgan Securities LLC:

Shares purchased through a self-directed brokerage account are eligible for sales charge waivers on purchases of Class A shares.

Merrill Lynch:

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

■	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

■	Shares purchased by or through a 529 Plan

■	Shares purchased through a Merrill Lynch affiliated investment advisory program

■	Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

■	Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

■	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

■	Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date

■	Employees and registered representatives of Merrill Lynch or its affiliates and their family members

■	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in the this prospectus

■
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on A, B and C Shares available at Merrill Lynch

■	Death or disability of the shareholder

■	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

■	Return of excess contributions from an IRA Account

■	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

■	Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

■	Shares acquired through a right of reinstatement

■	Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to A and C shares only)

Front-end load Discounts Available at Merrill Lynch:
 Breakpoints, Rights of Accumulation & Letters of Intent

■	Breakpoints as described in this prospectus.

■
Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

■	Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time (if applicable)

Morgan Stanley Wealth Management:

Effective July 1, 2018 shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

■
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

■	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

■	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

■	Shares purchased through a Morgan Stanley self-directed brokerage account

■
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

■
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

UBS Financial Services, Inc.:

Non-profits in brokerage accounts are eligible for sales charge waivers on purchases of Class A shares.

The date of this supplement is May 14, 2018.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY  10104
Shareholder Services: 800-877-9700
Institutional Services: 800-366-6264
Website: www.nb.com

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